Business operations (Details)	0 Months Ended
	Oct. 19, 2014	Dec. 12, 2011	Dec. 27, 2014 state store Vote	Jun. 09, 2014	Mar. 29, 2014 store Vote state	Mar. 30, 2013 state store	Sep. 28, 2007	Jun. 08, 2014
Business Operations
Number of shares authorized	100,000,000		100,000,000		100,000,000	100,000,000
Number of shares outstanding			25,709,194		18,929,350	18,929,350
Number of votes per common share			1		1
Interest acquired (as a percent)		94.90%
Percentage of the entity's shares owned by minority stockholders of the Predecessor				5.00%
Number of stores			166		152	117
Number of states in which the Company operates			26		23	21
Number of stores operated under other name			2		2
Stock split, conversion ratio	0.04
Predecessor
Business Operations
Ownership percentage (as a percent)							100.00%
Freeman Spogli & Co.
Business Operations
Number of shares outstanding					17,750,000	17,750,000
WW Holding Corporation | Boot Barn Holding Corporation
Business Operations
Ownership percentage (as a percent)								95.00%
Boot Barn Holding Corporation
Business Operations
Equity interest (as a percent)		9.60%
Ownership percentage of noncontrolling shareholders (as a percent)				5.00%	5.00%